Shareholder Fees {- Fidelity Flex Large Cap Growth Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Flex Large Cap Growth Fund PRO-07 | Fidelity Flex Large Cap Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none